Note 3 - Transactions With Related Parties (Details Textual) € in Thousands				1 Months Ended	6 Months Ended		12 Months Ended
	Jan. 01, 2022 USD ($) shares	Mar. 29, 2021 USD ($)	Mar. 31, 2020	Mar. 31, 2023 USD ($)	Jun. 30, 2024 USD ($) shares	Jun. 30, 2023 USD ($) shares	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Nov. 14, 2022	Jan. 01, 2018
Management Fees Related Parties					$ 29,343,000	$ 30,061,000
Voyage Expenses Related Parties					8,276,000	6,636,000
General Administrative Expenses Related Parties					5,368,000	4,197,000
Voyage Revenues					979,431,000	$ 614,712,000
Costamare Shipping Company SA and Costamare Shipping Services Ltd. [Member]
Management Fee Per Day, Per Vessel	$ 1,020.00
Management Fee Per Day, Per Vessel Under Bareboat Charter	510
Construction Supervisory Fee	$ 840,000
Commission Charged on Charter Hire Agreements	1.25%					1.25%
Quarterly Fee to Related Parties	$ 667,000
Quarterly Fee to Related Parties, Shares (in shares) | shares	149,600
Management Fees Related Parties					20,378,000	$ 21,024,000
Amounts Paid to Third Party Managers					5,954,000	7,058,000
Voyage Expenses Related Parties					5,979,000	6,538,000
Fair Value of Shares Issued to Manager					$ 2,854,000	$ 4,156,000
Stock Issued During Period, Shares, New Issues (in shares) | shares					299,200	299,200
Working Capital Security					$ 6,650,000			$ 5,250,000
Costamare Shipping Company SA and Costamare Shipping Services Ltd. [Member] | Accounts Receivable, Net, Noncurrent [Member]
Working Capital Security					5,475,000			4,775,000
Costamare Shipping Company SA and Costamare Shipping Services Ltd. [Member] | Accounts Receivable, Net [Member]
Working Capital Security					1,175,000			475,000
Costamare Shipping Company SA and Costamare Shipping Services Ltd. [Member] | General and Administrative Expense [Member]
Officers Compensation Charged, Period End					1,333,000	$ 1,333,000
V.Ships Greece Ltd. [Member]
Working Capital Security Per Vessel					75,000
Other Third-party Managers [Member]
Working Capital Security Per Vessel					50,000
Costamare Shipping [Member]
Total Charges by Manager to Companys Affiliates					0	1,558,000
Total Payments to Third Party Managers for Company's Affiliates					0	391,000
Accounts Receivable, after Allowance for Credit Loss					543,000			3,172,000
Costamare Services [Member]
Accounts Payable, Current					2,603,000			2,131,000
Blue Net Chartering GmbH & Co. KG (Containerships Only) [Member]
Voyage Expenses Related Parties					364,000	337,000
Percentage Ownership										50.00%
Annual Fee to Related Parties | €							€ 9,413
Annual Fee to Related Parties, Chartered in Current Period | €							€ 1,281
Vessels Under Time Charter		4
Daily Brokerage Commission on Time Charter		$ 165
Blue Net Asia Pte., Ltd. (“BNA”) (Containerships Only) [Member]
Commission Charged on Charter Hire Agreements			1.25%
Voyage Expenses Related Parties					369,000	321,000
Percentage Ownership			50.00%
Vessels Under Time Charter			5
LC LAW Stylianou & Associates LLC [Member] | Legal Service [Member]
Accounts Payable, Current					0			0
General Administrative Expenses Related Parties					3,000	9,000
Local Agencies [Member] | Service Agreements [Member]
Management Fees Related Parties					7,349,000	8,420,000
Accounts Receivable, after Allowance for Credit Loss					16,005,000			1,647,000
Related Party Transaction, Percentage Mark Up									11.00%
Related Party, Local Agency C [Member]
Voyage Revenues					31,776,000
Related Party, Local Agency C [Member] | Service Agreements [Member]
Accounts Receivable, after Allowance for Credit Loss					14,335,000
Related Party, Local Agency C [Member] | Commission [Member]
Related Party Transaction, Amounts of Transaction					1,005,000
Chairman and Chief Executive Officer, Konstantinos Konstantakopoulos [Member] | Neptune Global Finance Ltd. (“NGF”) [Member]
Subsidiary, Ownership Percentage, Parent				51.00%
Neptune Global Finance Ltd. (“NGF”) [Member] | Neptune Maritime Leasing Limited (“NML”) [Member]
Management Fees Related Parties					1,616,000	$ 617,000
Accounts Receivable, after Allowance for Credit Loss								341,000
Accounts Payable, Current					356,000
Fee Percentage on Contributed Capital Invested				1.50%
Fee Percentage on Committed Capital to be Invested				0.80%
Neptune Maritime Leasing Limited (“NML”) [Member] | Neptune Global Finance Ltd. (“NGF”) [Member]
Fee Percentage on Contributed Capital Invested				51.00%
Subsidiary, Ownership Percentage, Noncontrolling Owner				49.00%
Codrus [Member] | Financial And Strategic Advice [Member]
Accounts Receivable, after Allowance for Credit Loss					0			$ 0
Annual Fee to Related Parties				$ 250,000
Navilands [Member] | Asset Management Arrangement [Member]
Management Fees Related Parties					1,300,000
Accounts Receivable, after Allowance for Credit Loss					$ 2,370,000